STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 17 - STOCKHOLDERS’ EQUITY

On July 1, 2009, the Company acquired 1.78% equity interest of Beijing Hollysys from the noncontrolling stockholders for cash consideration of RMB 18,000,000 (equivalent to $2,638,793).

On December 23, 2009, the Company entered into a Share Purchase Agreement with a noncontrolling stockholder, Unionway Resources Limited, to acquire further 24.11% equity interest of Beijing Hollysys, by issuing 4,413,948 ordinary shares of the Company with a fair value of $53,011,515 and making a cash payment of RMB 67,634,366 (equivalent to $9,936,203). The 4,413,948 shares were issued on March 16, 2010.

According to ASC 810, Consolidation, these noncontrolling interest acquisitions were recognized as equity transactions, and the difference between the consideration paid and the carrying amount of the 1.78% and 24.11% equity interest in Beijing Hollysys amounting approximately to $1,414,108, and $44,586,023, respectively, was recognized as additional paid in capital during the year ended June 30, 2010.

The Company issued a unit purchase option to the representative of the underwriters of the Company’s August 2005 initial public offering, or the UPO. The UPO is exercisable for 250,000 units, comprised of 250,000 of the Company’s ordinary shares and 500,000 warrants, each warrant to purchase one ordinary share. The part of underlying warrants expired in 2009 pursuant to the terms of the UPO. In April 2010, the holders of the Unit Purchase Options (“UPO”) exercised 250,000 of the UPO on a cashless basis, and 92,567 ordinary shares were issued to the UPO holders on June 3, 2010. There were no UPO outstanding after the exercise.

In August 2010, the Board of Directors adopted the 2010 Rights Plan. The 2010 Rights Plan provides for a dividend distribution of one preferred share purchase (the “Right”), for each outstanding ordinary share.  Each Right entitles the shareholder to buy one share of the Class A Preferred Stock at an exercise price of $160.  The Right will become exercisable if a person or group announces an acquisition of 20% or more of the outstanding ordinary shares of the Company, or announces commencement of a tender offer for 20% or more of the ordinary shares. In that event, the Rights permit shareholders, other than the acquiring person, to purchase the Company’s ordinary shares having a market value of twice the exercise price of the Rights, in lieu of the Class A Preferred Stock. In addition, in the event of certain business combinations, the Rights permit the purchase of the ordinary shares of an acquiring person at a 50% discount.  Rights held by the acquiring person become null and void in each case.  Unless terminated earlier by the Board of Directors, the 2010 Rights Plan will expire on September 27, 2020. There is no accounting impact related to the Right.